PACIFIC SELECT FUND

Schedules of Investments	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-9

Statements of Changes in Net Assets	B-17

Statements of Cash Flows	B-32

Financial Highlights	B-33

Notes to Financial Statements	C-1

Disclosure of Fund Expenses	D-1

Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-5

Where to Go for More Information	D-15

    The 2013 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

    The 2013 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Cash Management	Cash Management Class I *	1,877,540	$18,883,589	$18,935,712
Diversified Bond	Diversified Bond Class I *	280,650	2,243,993	2,248,591
Floating Rate Income	Floating Rate Income Class I *	14,453	143,042	143,089
Floating Rate Loan	Floating Rate Loan Class I *	405,213	2,392,343	2,422,059
High Yield Bond	High Yield Bond Class I *	4,178,873	22,121,144	26,509,756
Inflation Managed	Inflation Managed Class I *	2,902,454	29,474,483	28,430,054
Inflation Protected	Inflation Protected Class I *	28,303	294,647	282,589
Managed Bond	Managed Bond Class I *	6,117,921	63,489,961	68,365,193
Short Duration Bond	Short Duration Bond Class I *	495,121	4,407,845	4,645,060
Emerging Markets Debt	Emerging Markets Debt Class I *	26,980	290,168	270,545
American Funds® Growth	American Funds Growth Class I *	688,200	4,025,532	7,104,951
American Funds Growth-Income	American Funds Growth-Income Class I *	745,690	5,493,678	8,697,239
Comstock	Comstock Class I *	602,264	3,575,723	5,805,111
Dividend Growth	Dividend Growth Class I *	697,728	5,434,220	8,025,722
Equity Index	Equity Index Class I *	1,684,610	29,354,108	58,730,045
Focused 30	Focused 30 Class I *	315,020	1,846,285	4,243,691
Growth	Growth Class I *	4,118,764	55,613,153	60,099,394
Large-Cap Growth	Large-Cap Growth Class I *	769,164	3,129,325	4,422,468
Large-Cap Value	Large-Cap Value Class I *	1,112,303	9,207,253	15,434,128
Long/Short Large-Cap	Long/Short Large-Cap Class I *	178,986	1,203,898	1,450,133
Main Street® Core	Main Street Core Class I *	3,235,830	52,409,466	70,528,853
Mid-Cap Equity	Mid-Cap Equity Class I *	1,244,831	11,628,710	14,132,709
Mid-Cap Growth	Mid-Cap Growth Class I *	871,947	3,714,376	7,163,613
Mid-Cap Value	Mid-Cap Value Class I *	179,112	1,779,025	2,036,248
Small-Cap Equity	Small-Cap Equity Class I *	96,009	947,493	1,269,832
Small-Cap Growth	Small-Cap Growth Class I *	728,917	4,927,467	8,080,875
Small-Cap Index	Small-Cap Index Class I *	907,666	7,201,223	13,028,602
Small-Cap Value	Small-Cap Value Class I *	464,076	4,223,927	5,940,203
Health Sciences	Health Sciences Class I *	551,627	5,165,601	9,973,295
Real Estate	Real Estate Class I *	539,818	4,866,673	9,213,929
Technology	Technology Class I *	352,961	1,098,923	1,584,451
Emerging Markets	Emerging Markets Class I *	1,123,809	6,391,339	15,815,864
International Large-Cap	International Large-Cap Class I *	1,605,036	7,946,846	10,964,154
International Small-Cap	International Small-Cap Class I *	145,578	733,451	978,440
International Value	International Value Class I *	3,248,034	31,082,964	32,274,800
Currency Strategies	Currency Strategies Class I *	2,164	22,104	23,509
Global Absolute Return	Global Absolute Return Class I *	18,899	191,506	188,891
Precious Metals	Precious Metals Class I *	1,601	10,169	7,416
American Funds Asset Allocation	American Funds Asset Allocation Class I *	444,708	6,748,684	7,562,989
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	58,142	653,752	695,236
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	233,757	2,885,889	3,259,583
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	218,672	2,750,832	3,171,703
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	4,402,053	43,347,060	46,513,753
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	5,929,161	57,800,673	63,210,344
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	16,486,972	158,087,363	176,813,427
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	10,692,983	101,289,793	115,072,755
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	4,147,395	38,767,338	44,448,478

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II *	371,003	4,143,255	4,489,137

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B *	147,328	1,293,706	1,860,756

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	15,613	253,510	256,985

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	1,164,841	13,741,770	17,426,025

See Notes to Financial Statements	E-1	See explanation of symbol on page E-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2 *	11,401	$323,726	$329,708
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	7,295	77,768	79,875

	First Trust Variable Insurance Trust
First Trust/Dow Jones Dividend & Income Allocation	First Trust/Dow Jones Dividend & Income Allocation *	4,999	53,521	53,845

	Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Class 2	Franklin Rising Dividends Securities Class 2	18,392	441,777	443,255
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	272,340	1,605,478	1,800,165
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2 *	14,471	313,157	326,616
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	21,336	423,779	384,044

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3 *	50,474	761,810	911,558

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	22,173	683,347	637,027

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	11,550	146,338	143,798

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class *	9,745	190,270	208,835
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	573	17,101	17,129

	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	134	965	802
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	186,924	2,271,043	2,153,361

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S	3,427	95,594	90,137

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., BlackRock is a registered trademark of BlackRock, Inc., Fidelity, Contrafund and FundsManager are registered trademarks of FMR Corp., MFS is a registered trademark of MFS Fund Distributors, Inc., and CommodityRealReturn is a registered trademark of PIMCO.

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	E-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
ASSETS
Investments in mutual funds, at value	$18,935,712	$2,248,591	$143,089	$2,422,059	$26,509,756	$28,430,054	$282,589
Receivables:
Due from Pacific Life Insurance Company	242,281	1,380	-	5,491	-	-	-
Investments sold	-	86	5	-	252,896	27,199	108
Total Assets	19,177,993	2,250,057	143,094	2,427,550	26,762,652	28,457,253	282,697
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	5	-	249,346	18,110	80
Investments purchased	239,937	-	-	5,491	-	-	-
Other	-	-	5	249	-	-	-
Total Liabilities	239,937	-	10	5,740	249,346	18,110	80
NET ASSETS	$18,938,056	$2,250,057	$143,084	$2,421,810	$26,513,306	$28,439,143	$282,617
Units Outstanding	1,234,815	180,747	14,487	249,788	638,807	769,236	27,589
Accumulation Unit Value	$15.34	$12.45	$9.88	$9.70	$41.50	$36.97	$10.24
Cost of Investments	$18,883,589	$2,243,993	$143,042	$2,392,343	$22,121,144	$29,474,483	$294,647

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$68,365,193	$4,645,060	$270,545	$7,104,951	$8,697,239	$5,805,111	$8,025,722
Receivables:
Due from Pacific Life Insurance Company	-	20,399	-	-	3,208	1,258	12,610
Investments sold	15,677	-	9	6,064	528	2,428	-
Total Assets	68,380,870	4,665,459	270,554	7,111,015	8,700,975	5,808,797	8,038,332
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,778	-	9	1,787	-	-	-
Investments purchased	-	15,595	-	-	-	-	8,119
Other	-	-	15	-	-	-	-
Total Liabilities	5,778	15,595	24	1,787	-	-	8,119
NET ASSETS	$68,375,092	$4,649,864	$270,530	$7,109,228	$8,700,975	$5,808,797	$8,030,213
Units Outstanding	1,719,851	422,508	26,776	474,013	636,344	428,635	554,570
Accumulation Unit Value	$39.76	$11.01	$10.10	$15.00	$13.67	$13.55	$14.48
Cost of Investments	$63,489,961	$4,407,845	$290,168	$4,025,532	$5,493,678	$3,575,723	$5,434,220

	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
ASSETS
Investments in mutual funds, at value	$58,730,045	$4,243,691	$60,099,394	$4,422,468	$15,434,128	$1,450,133	$70,528,853
Receivables:
Due from Pacific Life Insurance Company	15,041	843	2,778	1,381	10,527	-	-
Investments sold	-	169	4,251	2,515	-	54	22,006
Total Assets	58,745,086	4,244,703	60,106,423	4,426,364	15,444,655	1,450,187	70,550,859
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	54	17,211
Investments purchased	8,448	-	-	-	4,843	-	-
Other	-	-	-	-	-	601	-
Total Liabilities	8,448	-	-	-	4,843	655	17,211
NET ASSETS	$58,736,638	$4,244,703	$60,106,423	$4,426,364	$15,439,812	$1,449,532	$70,533,648
Units Outstanding	1,209,725	304,658	1,395,393	512,585	844,562	124,048	1,710,520
Accumulation Unit Value	$48.55	$13.93	$43.07	$8.64	$18.28	$11.69	$41.24
Cost of Investments	$29,354,108	$1,846,285	$55,613,153	$3,129,325	$9,207,253	$1,203,898	$52,409,466

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
ASSETS
Investments in mutual funds, at value	$14,132,709	$7,163,613	$2,036,248	$1,269,832	$8,080,875	$13,028,602	$5,940,203
Receivables:
Due from Pacific Life Insurance Company	1,112	-	61,126	-	-	1,240	4,418
Investments sold	8,583	2,510	-	48	61,600	827	-
Total Assets	14,142,404	7,166,123	2,097,374	1,269,880	8,142,475	13,030,669	5,944,621
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	73	-	48	60,310	-	-
Investments purchased	-	-	61,126	-	-	-	2,432
Other	-	-	358	200	-	-	-
Total Liabilities	-	73	61,484	248	60,310	-	2,432
NET ASSETS	$14,142,404	$7,166,050	$2,035,890	$1,269,632	$8,082,165	$13,030,669	$5,942,189
Units Outstanding	551,419	623,391	106,366	65,978	525,876	603,223	207,703
Accumulation Unit Value	$25.65	$11.50	$19.14	$19.24	$15.37	$21.60	$28.61
Cost of Investments	$11,628,710	$3,714,376	$1,779,025	$947,493	$4,927,467	$7,201,223	$4,223,927

	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
ASSETS
Investments in mutual funds, at value	$9,973,295	$9,213,929	$1,584,451	$15,815,864	$10,964,154	$978,440	$32,274,800
Receivables:
Due from Pacific Life Insurance Company	5,064	2,386	5,571	3,599	-	-	-
Investments sold	-	367	-	654	24,692	5,457	18,556
Total Assets	9,978,359	9,216,682	1,590,022	15,820,117	10,988,846	983,897	32,293,356
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	14,803	4,026	12,973
Investments purchased	4,751	-	5,570	-	-	-	-
Total Liabilities	4,751	-	5,570	-	14,803	4,026	12,973
NET ASSETS	$9,973,608	$9,216,682	$1,584,452	$15,820,117	$10,974,043	$979,871	$32,280,383
Units Outstanding	413,123	225,448	247,533	515,647	952,773	106,049	1,990,964
Accumulation Unit Value	$24.14	$40.88	$6.40	$30.68	$11.52	$9.24	$16.21
Cost of Investments	$5,165,601	$4,866,673	$1,098,923	$6,391,339	$7,946,846	$733,451	$31,082,964

					Pacific	Pacific
					Dynamix -	Dynamix -	Pacific
	Currency	Global Absolute	Precious	American Funds	Conservative	Moderate	Dynamix -
	Strategies	Return	Metals	Asset Allocation	Growth	Growth	Growth
ASSETS
Investments in mutual funds, at value	$23,509	$188,891	$7,416	$7,562,989	$695,236	$3,259,583	$3,171,703
Receivables:
Due from Pacific Life Insurance Company	-	-	-	14,052	-	-	-
Investments sold	1	6	-	-	35	556	132
Total Assets	23,510	188,897	7,416	7,577,041	695,271	3,260,139	3,171,835
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	6	-	-	35	556	132
Investments purchased	-	-	-	14,052	-	-	-
Other	1	7	-	448	36	186	126
Total Liabilities	2	13	-	14,500	71	742	258
NET ASSETS	$23,508	$188,884	$7,416	$7,562,541	$695,200	$3,259,397	$3,171,577
Units Outstanding	2,183	19,074	1,620	427,412	50,360	218,294	197,722
Accumulation Unit Value	$10.77	$9.90	$4.58	$17.69	$13.80	$14.93	$16.04
Cost of Investments	$22,104	$191,506	$10,169	$6,748,684	$653,752	$2,885,889	$2,750,832

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	Variable Accounts

	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B
ASSETS
Investments in mutual funds, at value	$46,513,753	$63,210,344	$176,813,427	$115,072,755	$44,448,478	$4,489,137	$1,860,756
Receivables:
Investments sold	3,229	3,031	57,961	10,016	3,998	854	41
Total Assets	46,516,982	63,213,375	176,871,388	115,082,771	44,452,476	4,489,991	1,860,797
LIABILITIES
Due to Pacific Life Insurance Company	3,229	3,031	57,961	10,016	3,998	854	41
Other	5,634	7,548	21,302	14,036	5,470	262	72
Total Liabilities	8,863	10,579	79,263	24,052	9,468	1,116	113
NET ASSETS	$46,508,119	$63,202,796	$176,792,125	$115,058,719	$44,443,008	$4,488,875	$1,860,684
Units Outstanding	4,370,989	5,908,393	16,484,067	10,739,340	4,181,658	288,295	175,310
Accumulation Unit Value	$10.64	$10.70	$10.73	$10.71	$10.63	$15.57	$10.61
Cost of Investments	$43,347,060	$57,800,673	$158,087,363	$101,289,793	$38,767,338	$4,143,255	$1,293,706

	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Rising Dividends Securities Class 2	Franklin Templeton VIP Founding Funds Allocation Class 4
ASSETS
Investments in mutual funds, at value	$256,985	$17,426,025	$329,708	$79,875	$53,845	$443,255	$1,800,165
Receivables:
Investments sold	8	1,186	11	3	2	15	114
Total Assets	256,993	17,427,211	329,719	79,878	53,847	443,270	1,800,279
LIABILITIES
Due to Pacific Life Insurance Company	8	1,186	11	3	2	15	114
Other	14	1,707	11	3	3	27	79
Total Liabilities	22	2,893	22	6	5	42	193
NET ASSETS	$256,971	$17,424,318	$329,697	$79,872	$53,842	$443,228	$1,800,086
Units Outstanding	22,903	1,587,848	30,612	7,424	5,010	40,262	163,625
Accumulation Unit Value	$11.22	$10.97	$10.77	$10.76	$10.75	$11.01	$11.00
Cost of Investments	$253,510	$13,741,770	$323,726	$77,768	$53,521	$441,777	$1,605,478

	Mutual Global Discovery Securities Class 2	Templeton Global Bond Securities Class 2	GE Investments Total Return Class 3	Janus Aspen Series Balanced Service Shares	Lord Abbett Bond Debenture Class VC	MFS Total Return Series - Service Class	MFS Utilities Series - Service Class
ASSETS
Investments in mutual funds, at value	$326,616	$384,044	$911,558	$637,027	$143,798	$208,835	$17,129
Receivables:
Investments sold	13	13	40	22	5	8	1
Total Assets	326,629	384,057	911,598	637,049	143,803	208,843	17,130
LIABILITIES
Due to Pacific Life Insurance Company	13	13	40	22	5	8	1
Other	23	17	62	24	-	15	1
Total Liabilities	36	30	102	46	5	23	2
NET ASSETS	$326,593	$384,027	$911,496	$637,003	$143,798	$208,820	$17,128
Units Outstanding	29,888	39,506	61,214	60,027	14,258	18,626	1,601
Accumulation Unit Value	$10.93	$9.72	$14.89	$10.61	$10.09	$11.21	$10.70
Cost of Investments	$313,157	$423,779	$761,810	$683,347	$146,338	$190,270	$17,101

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2013 (Unaudited)

	Variable Accounts

	PIMCO CommodityRealReturn Strategy - Advisor Class	PIMCO Global Multi-Asset- Advisor Class	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$802	$2,153,361	$90,137
Receivables:
Due from Pacific Life Insurance Company	1	-	-
Investments sold	-	483	3
Total Assets	803	2,153,844	90,140
LIABILITIES
Due to Pacific Life Insurance Company	-	371	3
Other	-	-	4
Total Liabilities	-	371	7
NET ASSETS	$803	$2,153,473	$90,133
Units Outstanding	96	211,272	9,779
Accumulation Unit Value	$8.37	$10.19	$9.22
Cost of Investments	$965	$2,271,043	$95,594

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Income (1)	Floating Rate Loan	High Yield Bond	Inflation Managed	Inflation Protected
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	91,067	15,750	5	11,846	181,413	197,311	1,650
Net Investment Loss	(91,067)	(15,750)	(5)	(11,846)	(181,413)	(197,311)	(1,650)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	4,239	(32,988)	-	(63,010)	127,575	41,264	(598)
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,239	(32,988)	-	(63,010)	127,575	41,264	(598)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,241)	(20,049)	47	101,595	100,889	(2,528,134)	(23,575)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($91,069)	($68,787)	$42	$26,739	$47,051	($2,684,181)	($25,823)

	Managed Bond	Short Duration Bond	Emerging Markets Debt	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	450,366	27,039	1,240	44,065	52,756	36,331	50,609
Net Investment Loss	(450,366)	(27,039)	(1,240)	(44,065)	(52,756)	(36,331)	(50,609)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	429,809	1,260	(159)	256,298	77,407	62,892	178,373
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	429,809	1,260	(159)	256,298	77,407	62,892	178,373
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,728,660)	(21,335)	(20,938)	427,676	844,846	858,088	846,939
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,749,217)	($47,114)	($22,337)	$639,909	$869,497	$884,649	$974,703

	Equity Index	Focused 30	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core
INVESTMENT INCOME
Dividends from mutual fund investments (2)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	355,064	27,008	376,212	30,682	93,347	7,695	435,729
Net Investment Loss	(355,064)	(27,008)	(376,212)	(30,682)	(93,347)	(7,695)	(435,729)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	1,041,471	116,679	(111,536)	117,668	148,999	12,374	811,934
Capital gain distributions from mutual fund investments (2)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,041,471	116,679	(111,536)	117,668	148,999	12,374	811,934
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	6,255,550	215,343	5,474,312	421,870	1,986,645	141,763	6,734,566
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,941,957	$305,014	$4,986,564	$508,856	$2,042,297	$146,442	$7,110,771

(1) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts
	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	87,141	44,916	10,269	7,204	49,903	78,651	36,568
Net Investment Loss	(87,141)	(44,916)	(10,269)	(7,204)	(49,903)	(78,651)	(36,568)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	100,577	226,236	(3,866)	29,862	184,862	198,653	19,129
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	100,577	226,236	(3,866)	29,862	184,862	198,653	19,129
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS	1,750,206	788,128	209,721	111,914	893,411	1,631,318	651,375
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,763,642	$969,448	$195,586	$134,572	$1,028,370	$1,751,320	$633,936

	Health Sciences	Real Estate	Technology	Emerging Markets	International Large-Cap	International Small-Cap	International Value
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	56,094	58,090	10,511	109,362	74,528	8,220	209,535
Net Investment Loss	(56,094)	(58,090)	(10,511)	(109,362)	(74,528)	(8,220)	(209,535)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	34,535	61,497	109,523	1,107,780	343,171	67,308	(177,253)
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	34,535	61,497	109,523	1,107,780	343,171	67,308	(177,253)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,941,210	333,219	9,922	(1,688,441)	(122,387)	44,214	1,048,792
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,919,651	$336,626	$108,934	($690,023)	$146,256	$103,302	$662,004

	Currency Strategies	Global Absolute Return	Precious Metals	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk fees	80	316	92	26,494	5,135	18,969	19,659
Net Investment Loss	(80)	(316)	(92)	(26,494)	(5,135)	(18,969)	(19,659)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	2	(31)	(7,680)	570	8,194	2,556	9,153
Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2	(31)	(7,680)	570	8,194	2,556	9,153
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,370	(2,663)	(2,278)	371,420	17,699	129,189	201,051
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,292	($3,010)	($10,050)	$345,496	$20,758	$112,776	$190,545

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts

	Portfolio Optimization Conservative	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	AllianceBernstein VPS Balanced Wealth Strategy Class B

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	303,874	403,798	1,120,936	722,927	283,421	46,293	11,715

Net Investment Loss	(303,874)	(403,798)	(1,120,936)	(722,927)	(283,421)	(46,293)	(11,715)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	290,720	369,461	761,126	636,010	418,351	170,988	19,281

Capital gain distributions from mutual fund investments (1)	-	-	-	-	-	-	-

Realized Gain on Investments	290,720	369,461	761,126	636,010	418,351	170,988	19,281

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(335,623)	855,389	6,062,657	5,786,966	2,702,440	(407,774)	77,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($348,777)	$821,052	$5,702,847	$5,700,049	$2,837,370	($283,079)	$85,091

	American Century VP Mid Cap Value Class II (2)	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2 (2)	Fidelity VIP FundsManager 60% Service Class 2	First Trust/ Dow Jones Dividend & Income Allocation	Franklin Rising Dividends Securities Class 2 (2)	Franklin Templeton VIP Founding Funds Allocation Class 4

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$967	$-	$-	$4	$-	$7,005	$192,162

EXPENSES
Mortality and expense risk fees	339	111,069	926	342	219	1,123	10,751

Net Investment Income (Loss)	628	(111,069)	(926)	(338)	(219)	5,882	181,411

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(2)	196,858	(1)	(4)	27	(73)	11,980

Capital gain distributions from mutual fund investments (1)	62	-	-	346	-	-	318,209

Realized Gain (Loss) on Investments	60	196,858	(1)	342	27	(73)	330,189

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,475	607,021	5,983	1,541	422	1,478	(381,166)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,163	$692,810	$5,056	$1,545	$230	$7,287	$130,434

	Mutual Global Discovery Securities Class 2 (2)	Templeton Global Bond Securities Class 2 (2)	GE Investments Total Return Class 3	Janus Aspen Series Balanced Service Shares (2)	Lord Abbett Bond Debenture Class VC (2)	MFS Total Return Series - Service Class	MFS Utilities Series Service Class (2)

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$-	$18,402	$-	$6,368	$-	$-	$-

EXPENSES
Mortality and expense risk fees	1,090	1,260	5,753	562	749	1,090	54

Net Investment Income (Loss)	(1,090)	17,142	(5,753)	5,806	(749)	(1,090)	(54)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	41	335	1,561	(8)	4,248	2,595	(199)

Capital gain distributions from mutual fund investments (1)	-	4,751	-	34,748	-	-	-

Realized Gain (Loss) on Investments	41	5,086	1,561	34,740	4,248	2,595	(199)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	13,459	(39,735)	38,298	(46,320)	(2,540)	10,216	28

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,410	($17,507)	$34,106	($5,774)	$959	$11,721	($225)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2013 (Unaudited)

	Variable Accounts

	PIMCO CommodityRealReturn Strategy - Advisor Class (1)	PIMCO Global Multi-Asset - Advisor Class	Van Eck VIP Global Hard Assets Class S (1)

INVESTMENT INCOME
Dividends from mutual fund investments (2)	$13	$37,037	$19

EXPENSES
Mortality and expense risk fees	20	14,883	318

Net Investment Income (Loss)	(7)	22,154	(299)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(280)	(2,407)	(4,056)

Capital gain distributions from mutual fund investments (2)	-	-	74

Realized Loss on Investments	(280)	(2,407)	(3,982)

CHANGE IN NET UNREALIZED DEPRECIATION ON INVESTMENTS	(162)	(228,759)	(5,457)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($449)	($209,012)	($9,738)

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(2)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Cash Management		Diversified Bond		Floating Rate Income (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($91,067)	($217,775)	($15,750)	$43,492	($5)
Realized gain (loss) on investments	4,239	18,433	(32,988)	(285,360)	-
Change in net unrealized appreciation (depreciation) on investments	(4,241)	(18,626)	(20,049)	461,551	47
Net Increase (Decrease) in Net Assets Resulting from Operations	(91,069)	(217,968)	(68,787)	219,683	42
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	77,715	686,196	102	41,170	-
Transfers between variable and fixed accounts, net	4,368,397	(1,229,761)	(92,710)	(791,932)	143,047
Contract charges and deductions	(105,053)	(601,047)	(27,633)	(95,184)	-
Surrenders	(778,060)	(3,555,363)	(283,898)	(293,722)	-
Other	(154)	379	(22)	204	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,562,845	(4,699,596)	(404,161)	(1,139,464)	143,042
NET INCREASE (DECREASE) IN NET ASSETS	3,471,776	(4,917,564)	(472,948)	(919,781)	143,084
NET ASSETS
Beginning of Year or Period	15,466,280	20,383,844	2,723,005	3,642,786	-
End of Year or Period	$18,938,056	$15,466,280	$2,250,057	$2,723,005	$143,084

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,846)	$95,046	($181,413)	$1,564,269	($197,311)	$356,398
Realized gain (loss) on investments	(63,010)	(236,714)	127,575	113,574	41,264	5,694,269
Change in net unrealized appreciation (depreciation) on investments	101,595	317,237	100,889	1,978,498	(2,528,134)	(3,243,335)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,739	175,569	47,051	3,656,341	(2,684,181)	2,807,332
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	176	9,904	83,114	195,659	160,987	193,674
Transfers between variable and fixed accounts, net	401,268	(893,446)	(1,661,726)	2,098,999	(1,125,941)	803,536
Contract charges and deductions	(16,962)	(31,320)	(198,238)	(797,186)	(248,336)	(1,061,500)
Surrenders	(366,856)	(103,576)	(1,322,248)	(2,397,355)	(1,356,220)	(3,666,238)
Other	6	7	(81)	673	(1,010)	1,511
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,632	(1,018,431)	(3,099,179)	(899,210)	(2,570,520)	(3,729,017)
NET INCREASE (DECREASE) IN NET ASSETS	44,371	(842,862)	(3,052,128)	2,757,131	(5,254,701)	(921,685)
NET ASSETS
Beginning of Year or Period	2,377,439	3,220,301	29,565,434	26,808,303	33,693,844	34,615,529
End of Year or Period	$2,421,810	$2,377,439	$26,513,306	$29,565,434	$28,439,143	$33,693,844

(1) Unaudited.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Inflation Protected		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,650)	($4,613)	($450,366)	$2,942,006	($27,039)	($22,284)
Realized gain (loss) on investments	(598)	3,523	429,809	742,148	1,260	17,764
Change in net unrealized appreciation (depreciation) on investments	(23,575)	18,152	(2,728,660)	3,413,985	(21,335)	92,388
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,823)	17,062	(2,749,217)	7,098,139	(47,114)	87,868
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	89	245,679	799,947	172,779	19,449
Transfers between variable and fixed accounts, net	88,148	(248,155)	(1,645,526)	(2,661,353)	524,998	(124,152)
Contract charges and deductions	(205)	(745)	(954,165)	(2,407,513)	(61,970)	(168,809)
Surrenders	(14,356)	(27,875)	(3,055,364)	(7,794,028)	(281,084)	(378,857)
Other	(7)	20	(273)	1,674	(31)	192
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	73,580	(276,666)	(5,409,649)	(12,061,273)	354,692	(652,177)
NET INCREASE (DECREASE) IN NET ASSETS	47,757	(259,604)	(8,158,866)	(4,963,134)	307,578	(564,309)
NET ASSETS
Beginning of Year or Period	234,860	494,464	76,533,958	81,497,092	4,342,286	4,906,595
End of Year or Period	$282,617	$234,860	$68,375,092	$76,533,958	$4,649,864	$4,342,286

	Emerging Markets Debt (2)		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,240)	$1,451	($44,065)	($82,572)	($52,756)	($14,227)
Realized gain (loss) on investments	(159)	2	256,298	644,468	77,407	110,327
Change in net unrealized appreciation (depreciation) on investments	(20,938)	1,315	427,676	555,731	844,846	1,113,629
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,337)	2,768	639,909	1,117,627	869,497	1,209,729
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,385	-	3,774	27,494	43,618	18,684
Transfers between variable and fixed accounts, net	214,078	77,609	(152,873)	(817,330)	60,448	(253,977)
Contract charges and deductions	(161)	(38)	(21,052)	(230,185)	(96,193)	(214,809)
Surrenders	(2,224)	(535)	(449,203)	(914,848)	(291,070)	(806,996)
Other	(8)	(7)	423	908	1,107	758
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	213,070	77,029	(618,931)	(1,933,961)	(282,090)	(1,256,340)
NET INCREASE (DECREASE) IN NET ASSETS	190,733	79,797	20,978	(816,334)	587,407	(46,611)
NET ASSETS
Beginning of Year or Period	79,797	-	7,088,250	7,904,584	8,113,568	8,160,179
End of Year or Period	$270,530	$79,797	$7,109,228	$7,088,250	$8,700,975	$8,113,568

(1) Unaudited.

(2) Operations commenced on May 15, 2012.

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($36,331)	$35,393	($50,609)	$28,066	($355,064)	$573,323
Realized gain on investments	62,892	293,963	178,373	259,579	1,041,471	2,278,485
Change in net unrealized appreciation on investments	858,088	434,313	846,939	709,155	6,255,550	4,537,329
Net Increase in Net Assets
Resulting from Operations	884,649	763,669	974,703	996,800	6,941,957	7,389,137
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	35,875	8,957	25,250	47,789	162,233	329,377
Transfers between variable and fixed accounts, net	(39,572)	446,047	(399,643)	(350,497)	770,671	(1,497,855)
Contract charges and deductions	(158,583)	(68,922)	(86,210)	(220,723)	(870,601)	(1,382,222)
Surrenders	(304,919)	(427,391)	(330,483)	(658,060)	(2,236,883)	(4,360,583)
Other	(53)	759	597	681	1,332	586
Net Decrease in Net Assets Derived from Contract Owner Transactions	(467,252)	(40,550)	(790,489)	(1,180,810)	(2,173,248)	(6,910,697)
NET INCREASE (DECREASE) IN NET ASSETS	417,397	723,119	184,214	(184,010)	4,768,709	478,440
NET ASSETS
Beginning of Year or Period	5,391,400	4,668,281	7,845,999	8,030,009	53,967,929	53,489,489
End of Year or Period	$5,808,797	$5,391,400	$8,030,213	$7,845,999	$58,736,638	$53,967,929

	Focused 30		Growth		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($27,008)	($54,449)	($376,212)	($232,901)	($30,682)	($54,000)
Realized gain (loss) on investments	116,679	541,647	(111,536)	21,629,342	117,668	597,023
Change in net unrealized appreciation (depreciation) on investments	215,343	335,414	5,474,312	(11,901,139)	421,870	45,860
Net Increase in Net Assets Resulting from Operations	305,014	822,612	4,986,564	9,495,302	508,856	588,883
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,057	41,895	267,815	556,178	18,489	55,321
Transfers between variable and fixed accounts, net	(53,574)	56,635	(1,616,517)	(2,356,378)	(900,323)	1,412,950
Contract charges and deductions	(30,128)	(119,390)	(873,631)	(1,338,690)	(39,231)	(38,003)
Surrenders	(293,766)	(366,834)	(2,938,413)	(4,798,800)	(148,960)	(348,055)
Other	235	724	898	725	446	719
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(370,176)	(386,970)	(5,159,848)	(7,936,965)	(1,069,579)	1,082,932
NET INCREASE (DECREASE) IN NET ASSETS	(65,162)	435,642	(173,284)	1,558,337	(560,723)	1,671,815
NET ASSETS
Beginning of Year or Period	4,309,865	3,874,223	60,279,707	58,721,370	4,987,087	3,315,272
End of Year or Period	$4,244,703	$4,309,865	$60,106,423	$60,279,707	$4,426,364	$4,987,087

(1) Unaudited.

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2013 (1)	2012	2013 (1)	2012	2013 (1)	2012

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($93,347)	$91,523	($7,695)	($6,884)	($435,729)	($169,742)
Realized gain on investments	148,999	534,613	12,374	191,364	811,934	3,597,720
Change in net unrealized appreciation (depreciation) on investments	1,986,645	1,291,619	141,763	(2,293)	6,734,566	6,542,347

Net Increase in Net Assets Resulting from Operations	2,042,297	1,917,755	146,442	182,187	7,110,771	9,970,325

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	150,643	145,892	3,880	8,001	153,261	392,184
Transfers between variable and fixed accounts, net	133,788	(136,295)	453,089	(347,206)	(1,362,469)	(1,509,101)
Contract charges and deductions	(152,958)	(366,281)	(1,235)	(3,991)	(670,681)	(1,468,259)
Surrenders	(543,412)	(1,394,438)	(122,525)	(59,047)	(2,753,179)	(5,532,510)
Other	1,560	815	54	115	356	497

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(410,379)	(1,750,307)	333,263	(402,128)	(4,632,712)	(8,117,189)

NET INCREASE (DECREASE) IN NET ASSETS	1,631,918	167,448	479,705	(219,941)	2,478,059	1,853,136

NET ASSETS
Beginning of Year or Period	13,807,894	13,640,446	969,827	1,189,768	68,055,589	66,202,453

End of Year or Period	$15,439,812	$13,807,894	$1,449,532	$969,827	$70,533,648	$68,055,589

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($87,141)	($86,822)	($44,916)	($73,827)	($10,269)	$912
Realized gain (loss) on investments	100,577	3,150,356	226,236	2,519,359	(3,866)	39,530
Change in net unrealized appreciation (depreciation) on investments	1,750,206	(2,200,461)	788,128	(1,942,807)	209,721	64,568

Net Increase in Net Assets Resulting from Operations	1,763,642	863,073	969,448	502,725	195,586	105,010

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,665	91,557	14,384	76,556	5,590	9,265
Transfers between variable and fixed accounts, net	(610,415)	(755,599)	(821,080)	(1,603,737)	870,123	377,572
Contract charges and deductions	(84,810)	(279,937)	(65,382)	(97,032)	(5,506)	(5,918)
Surrenders	(481,881)	(1,311,268)	(207,530)	(702,683)	(62,000)	(156,906)
Other	1,093	1,219	462	258	(90)	154

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,156,348)	(2,254,028)	(1,079,146)	(2,326,638)	808,117	224,167

NET INCREASE (DECREASE) IN NET ASSETS	607,294	(1,390,955)	(109,698)	(1,823,913)	1,003,703	329,177

NET ASSETS
Beginning of Year or Period	13,535,110	14,926,065	7,275,748	9,099,661	1,032,187	703,010

End of Year or Period	$14,142,404	$13,535,110	$7,166,050	$7,275,748	$2,035,890	$1,032,187

(1) Unaudited.

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,204)	$2,270	($49,903)	($99,314)	($78,651)	($29,435)
Realized gain on investments	29,862	107,330	184,862	1,497,048	198,653	755,291
Change in net unrealized appreciation (depreciation) on investments	111,914	57,395	893,411	(476,419)	1,631,318	932,950
Net Increase in Net Assets Resulting from Operations	134,572	166,995	1,028,370	921,315	1,751,320	1,658,806
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,048	1,719	58,125	51,524	81,569	67,119
Transfers between variable and fixed accounts, net	247,474	(341,559)	(206,291)	(613,909)	23,034	(358,497)
Contract charges and deductions	(4,944)	(32,379)	(63,721)	(192,099)	(165,586)	(285,539)
Surrenders	(208,231)	(74,737)	(611,642)	(916,484)	(555,238)	(1,111,425)
Other	57	232	350	352	(130)	(280)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	50,404	(446,724)	(823,179)	(1,670,616)	(616,351)	(1,688,622)
NET INCREASE (DECREASE) IN NET ASSETS	184,976	(279,729)	205,191	(749,301)	1,134,969	(29,816)
NET ASSETS
Beginning of Year or Period	1,084,656	1,364,385	7,876,974	8,626,275	11,895,700	11,925,516
End of Year or Period	$1,269,632	$1,084,656	$8,082,165	$7,876,974	$13,030,669	$11,895,700

	Small-Cap Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($36,568)	$37,392	($56,094)	($86,203)	($58,090)	($11,736)
Realized gain on investments	19,129	745,073	34,535	349,419	61,497	636,614
Change in net unrealized appreciation (depreciation) on investments	651,375	(258,476)	1,941,210	1,080,282	333,219	569,412
Net Increase in Net Assets Resulting from Operations	633,936	523,989	1,919,651	1,343,498	336,626	1,194,290
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	60,401	37,543	51,576	62,656	40,658	78,001
Transfers between variable and fixed accounts, net	38,093	(366,432)	1,766,130	638,730	703,579	72,457
Contract charges and deductions	(58,984)	(78,018)	(115,926)	(112,563)	(67,178)	(206,184)
Surrenders	(173,928)	(693,251)	(587,152)	(540,291)	(435,366)	(941,464)
Other	486	320	91	293	31	69
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(133,932)	(1,099,838)	1,114,719	48,825	241,724	(997,121)
NET INCREASE (DECREASE) IN NET ASSETS	500,004	(575,849)	3,034,370	1,392,323	578,350	197,169
NET ASSETS
Beginning of Year or Period	5,442,185	6,018,034	6,939,238	5,546,915	8,638,332	8,441,163
End of Year or Period	$5,942,189	$5,442,185	$9,973,608	$6,939,238	$9,216,682	$8,638,332

(1) Unaudited.

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012

	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,511)	($27,330)	($109,362)	($93,142)	($74,528)	$30,793
Realized gain on investments	109,523	207,545	1,107,780	2,179,691	343,171	304,579
Change in net unrealized appreciation (depreciation) on investments	9,922	(86,710)	(1,688,441)	1,266,169	(122,387)	1,991,857
Net Increase (Decrease) in Net Assets Resulting from Operations	108,934	93,505	(690,023)	3,352,718	146,256	2,327,229
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,699	13,447	80,447	112,766	18,483	89,107
Transfers between variable and fixed accounts, net	(53,693)	(13,136)	(1,583,925)	1,154,408	(1,214,906)	(34,049)
Contract charges and deductions	(91,333)	(36,693)	(453,953)	(288,079)	(75,728)	(336,745)
Surrenders	(300,659)	(222,224)	(1,236,813)	(1,822,911)	(612,180)	(1,283,250)
Other	(17)	18	377	1,349	199	2,143
Net Decrease in Net Assets Derived from Contract Owner Transactions	(436,003)	(258,588)	(3,193,867)	(842,467)	(1,884,132)	(1,562,794)
NET INCREASE (DECREASE) IN NET ASSETS	(327,069)	(165,083)	(3,883,890)	2,510,251	(1,737,876)	764,435
NET ASSETS
Beginning of Year or Period	1,911,521	2,076,604	19,704,007	17,193,756	12,711,919	11,947,484
End of Year or Period	$1,584,452	$1,911,521	$15,820,117	$19,704,007	$10,974,043	$12,711,919

	International Small-Cap		International Value		Currency Strategies (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,220)	$23,432	($209,535)	$700,816	($80)	($5)
Realized gain (loss) on investments	67,308	(2,914)	(177,253)	(966,108)	2	-
Change in net unrealized appreciation on investments	44,214	154,870	1,048,792	5,297,153	1,370	35
Net Increase in Net Assets Resulting from Operations	103,302	175,388	662,004	5,031,861	1,292	30
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,682	11,141	86,958	280,907	-	-
Transfers between variable and fixed accounts, net	(517,762)	412,120	(601,412)	(542,587)	19,298	3,034
Contract charges and deductions	(6,081)	(15,030)	(453,291)	(810,052)	(12)	(1)
Surrenders	(20,933)	(107,152)	(1,432,176)	(2,572,390)	(132)	-
Other	96	468	(396)	211	(1)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(531,998)	301,547	(2,400,317)	(3,643,911)	19,153	3,033
NET INCREASE (DECREASE) IN NET ASSETS	(428,696)	476,935	(1,738,313)	1,387,950	20,445	3,063
NET ASSETS
Beginning of Year or Period	1,408,567	931,632	34,018,696	32,630,746	3,063	-
End of Year or Period	$979,871	$1,408,567	$32,280,383	$34,018,696	$23,508	$3,063

(1) Unaudited.

(2) Operations commenced on November 8, 2012.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012

	Global Absolute Return (2)		Precious Metals (3)		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($316)	($4)	($92)	($11)	($26,494)	$16,506
Realized gain (loss) on investments	(31)	-	(7,680)	(1)	570	82,526
Change in net unrealized appreciation (depreciation) on investments	(2,663)	49	(2,278)	(474)	371,420	236,600
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,010)	45	(10,050)	(486)	345,496	335,632
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	24	-	3,118	5,286
Transfers between variable and fixed accounts, net	184,656	8,323	10,998	7,068	4,668,551	1,246,108
Contract charges and deductions	(40)	(1)	(16)	(1)	(12,684)	(12,071)
Surrenders	(1,080)	-	(4)	(117)	(207,325)	(81,994)
Other	(8)	(1)	-	-	(215)	(17)
Net Increase in Net Assets Derived from Contract Owner Transactions	183,528	8,321	11,002	6,950	4,451,445	1,157,312
NET INCREASE IN NET ASSETS	180,518	8,366	952	6,464	4,796,941	1,492,944
NET ASSETS
Beginning of Year or Period	8,366	-	6,464	-	2,765,600	1,272,656
End of Year or Period	$188,884	$8,366	$7,416	$6,464	$7,562,541	$2,765,600

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,135)	$1,693	($18,969)	$1,202	($19,659)	$6,974
Realized gain on investments	8,194	29,221	2,556	64,226	9,153	89,338
Change in net unrealized appreciation on investments	17,699	35,026	129,189	229,446	201,051	223,309
Net Increase in Net Assets Resulting from Operations	20,758	65,940	112,776	294,874	190,545	319,621
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	90	480	2,197	67,000	15,950
Transfers between variable and fixed accounts, net	(37,348)	(56,886)	437,433	543,153	(43,774)	371,890
Contract charges and deductions	(124,690)	(2,115)	(80,881)	(503,661)	(5,811)	(7,003)
Surrenders	(61,971)	(66,701)	(39,091)	(133,623)	(77,115)	(97,738)
Other	7	1	(29)	(12)	1	(28)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(224,002)	(125,611)	317,912	(91,946)	(59,699)	283,071
NET INCREASE (DECREASE) IN NET ASSETS	(203,244)	(59,671)	430,688	202,928	130,846	602,692
NET ASSETS
Beginning of Year or Period	898,444	958,115	2,828,709	2,625,781	3,040,731	2,438,039
End of Year or Period	$695,200	$898,444	$3,259,397	$2,828,709	$3,171,577	$3,040,731

(1) Unaudited.

(2) Operations commenced on December 14, 2012.

(3) Operations commenced on November 8, 2012.

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2013 (1)	2012	2013 (1)	2012	2013 (1)	2012

	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative		Moderate-Conservative		Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($303,874)	$547,621	($403,798)	$650,319	($1,120,936)	$1,283,818
Realized gain on investments	290,720	522,001	369,461	390,690	761,126	928,950
Change in net unrealized appreciation
(depreciation) on investments	(335,623)	3,465,243	855,389	5,481,940	6,062,657	17,435,884
Net Increase (Decrease) in Net Assets Resulting from Operations	(348,777)	4,534,865	821,052	6,522,949	5,702,847	19,648,652
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	109,958	523,335	31,955	1,258,156	811,331	2,099,955
Transfers between variable and fixed accounts, net	(1,819,124)	(2,812,071)	(383,987)	943,320	(404,220)	1,138,467
Contract charges and deductions	(678,277)	(4,149,903)	(1,641,027)	(2,357,282)	(1,242,186)	(5,428,954)
Surrenders	(2,001,137)	(2,848,723)	(2,234,763)	(4,467,926)	(5,965,314)	(13,627,597)
Other	47	544	1,702	(1,700)	465	19,851
Net Decrease in Net Assets Derived from Contract Owner Transactions	(4,388,533)	(9,286,818)	(4,226,120)	(4,625,432)	(6,799,924)	(15,798,278)
NET INCREASE (DECREASE) IN NET ASSETS	(4,737,310)	(4,751,953)	(3,405,068)	1,897,517	(1,097,077)	3,850,374
NET ASSETS
Beginning of Year or Period	51,245,429	55,997,382	66,607,864	64,710,347	177,889,202	174,038,828
End of Year or Period	$46,508,119	$51,245,429	$63,202,796	$66,607,864	$176,792,125	$177,889,202

	Portfolio Optimization		Portfolio Optimization		Invesco V.I. Balanced-Risk
	Growth		Aggressive-Growth		Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($722,927)	$467,258	($283,421)	$38,301	($46,293)	($33,877)
Realized gain on investments	636,010	662,631	418,351	190,819	170,988	30,312
Change in net unrealized appreciation (depreciation) on investments	5,786,966	12,954,421	2,702,440	5,790,589	(407,774)	632,327
Net Increase (Decrease) in Net Assets Resulting from Operations	5,700,049	14,084,310	2,837,370	6,019,709	(283,079)	628,762
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	328,916	1,080,056	122,151	526,581	73,472	304,842
Transfers between variable and fixed accounts, net	230,638	(9,423,653)	(1,477,161)	(2,573,860)	(2,479,395)	1,480,190
Contract charges and deductions	(869,574)	(1,029,958)	(139,953)	(474,405)	(42,693)	(40,683)
Surrenders	(5,610,204)	(7,238,695)	(1,879,712)	(5,408,063)	(641,608)	(793,783)
Other	(428)	(1,866)	(225)	677	138	(974)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(5,920,652)	(16,614,116)	(3,374,900)	(7,929,070)	(3,090,086)	949,592
NET INCREASE (DECREASE) IN NET ASSETS	(220,603)	(2,529,806)	(537,530)	(1,909,361)	(3,373,165)	1,578,354
NET ASSETS
Beginning of Year or Period	115,279,322	117,809,128	44,980,538	46,889,899	7,862,040	6,283,686
End of Year or Period	$115,058,719	$115,279,322	$44,443,008	$44,980,538	$4,488,875	$7,862,040

(1) Unaudited.

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)	Period Ended December 31, 2012	Period Ended June 30, 2013 (1)	Year/Period Ended December 31, 2012

	AllianceBernstein VPS Balanced Wealth Strategy Class B		American Century VP Mid Cap Value Class II (2)		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,715)	$11,730	$628		($111,069)	$31,505
Realized gain on investments	19,281	10,467	60		196,858	86,881
Change in net unrealized appreciation on investments	77,525	186,295	3,475		607,021	1,419,704
Net Increase in Net Assets Resulting from Operations	85,091	208,492	4,163		692,810	1,538,090
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
OWNER TRANSACTIONS
Payments received from contract owners	-	991	29,840		19,714	71,550
Transfers between variable and fixed accounts, net	15,191	44,025	223,997		(460,214)	(34,230)
Contract charges and deductions	(57,478)	(7,395)	(101)		(171,445)	(309,032)
Surrenders	(76,922)	(158,049)	(914)		(893,923)	(1,445,245)
Other	8	(7)	(14)		229	(60)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(119,201)	(120,435)	252,808		(1,505,639)	(1,717,017)
NET INCREASE (DECREASE) IN NET ASSETS	(34,110)	88,057	256,971		(812,829)	(178,927)
NET ASSETS
Beginning of Year or Period	1,894,794	1,806,737	-		18,237,147	18,416,074
End of Year or Period	$1,860,684	$1,894,794	$256,971		$17,424,318	$18,237,147

	Fidelity VIP Contrafund Service Class 2 (2)		Fidelity VIP FundsManager 60% Service Class 2 (3)		First Trust/Dow Jones Dividend & Income Allocation (4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($926)		($338)	$176	($219)	$157
Realized gain (loss) on investments	(1)		342	114	27	47
Change in net unrealized appreciation (depreciation) on investments	5,983		1,541	567	422	(98)
Net Increase in Net Assets Resulting from Operations	5,056		1,545	857	230	106
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4		-	-	-	-
Transfers between variable and fixed accounts, net	326,624		40,507	41,674	28,147	25,401
Contract charges and deductions	(104)		(42)	(526)	(27)	(13)
Surrenders	(1,872)		(1,774)	(2,365)	-	-
Other	(11)		(2)	(2)	(2)	-
Net Increase in Net Assets Derived from Contract Owner Transactions	324,641		38,689	38,781	28,118	25,388
NET INCREASE IN NET ASSETS	329,697		40,234	39,638	28,348	25,494
NET ASSETS
Beginning of Period	-		39,638	-	25,494	-
End of Period	$329,697		$79,872	$39,638	$53,842	$25,494

(1)	Unaudited.
(2)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(3)	Operations commenced on May 2, 2012.
(4)	Operations commenced on October 3, 2012.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended June 30, 2013 (1)	Period Ended June 30, 2013 (1)	Year Ended December 31, 2012	Period Ended June 30, 2013 (1)

	Franklin Rising Dividends Securities Class 2 (2)	Franklin Templeton VIP Founding Funds Allocation Class 4		Mutual Global Discovery Securities Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,882	$181,411	$22,620	($1,090)
Realized gain (loss) on investments	(73)	330,189	7,439	41
Change in net unrealized appreciation (depreciation) on investments	1,478	(381,166)	168,375	13,459
Net Increase in Net Assets
Resulting from Operations	7,287	130,434	198,434	12,410
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	3,426	15,858	-
Transfers between variable and fixed accounts, net	438,589	162,728	36,294	317,255
Contract charges and deductions	(238)	(4,365)	(8,946)	(155)
Surrenders	(2,383)	(124,064)	(93,156)	(2,894)
Other	(27)	(7)	(9)	(23)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	435,941	37,718	(49,959)	314,183
NET INCREASE IN NET ASSETS	443,228	168,152	148,475	326,593
NET ASSETS
Beginning of Year or Period	-	1,631,934	1,483,459	-
End of Year or Period	$443,228	$1,800,086	$1,631,934	$326,593

	Templeton Global Bond Securities Class 2 (2)	GE Investments Total Return Class 3		Janus Aspen Series Balanced Service Shares (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,142	($5,753)	$791	$5,806
Realized gain on investments	5,086	1,561	788	34,740
Change in net unrealized appreciation
(depreciation) on investments	(39,735)	38,298	101,425	(46,320)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(17,507)	34,106	103,004	(5,774)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	37,907	21	2,085	-
Transfers between variable and fixed accounts, net	427,349	15,091	(360,402)	642,875
Contract charges and deductions	(261)	(2,464)	(50,019)	(73)
Surrenders	(63,444)	(26,124)	(29,048)	-
Other	(17)	(1)	12	(25)
Net Increase (Decrease) in Net Assets
Derived from Contract Owner Transactions	401,534	(13,477)	(437,372)	642,777
NET INCREASE (DECREASE) IN NET ASSETS	384,027	20,629	(334,368)	637,003
NET ASSETS
Beginning of Year or Period	-	890,867	1,225,235	-
End of Year or Period	$384,027	$911,496	$890,867	$637,003

(1)	Unaudited.
(2)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Year Ended	Period Ended
	June 30, 2013(1)	June 30, 2013(1)	December 31, 2012	June 30, 2013(1)

	Lord Abbett Bond Debenture Class VC (2)	MFS Total Return Series - Service Class		MFS Utilities Series -Service Class (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($749)	($1,090)	$3,036	($54)
Realized gain (loss) on investments	4,248	2,595	754	(199)
Change in net unrealized appreciation (depreciation) on investments	(2,540)	10,216	9,381	28
Net Increase (Decrease) in Net Assets Resulting from Operations	959	11,721	13,171	(225)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	45	1,749	-
Transfers between variable and fixed accounts, net	144,422	51,977	156,007	17,684
Contract charges and deductions	(156)	(379)	(475)	(94)
Surrenders	(1,427)	(19,597)	(39,891)	(236)
Other	-	(3)	52	(1)
Net Increase in Net Assets Derived from Contract Owner Transactions	142,839	32,043	117,442	17,353
NET INCREASE IN NET ASSETS	143,798	43,764	130,613	17,128
NET ASSETS
Beginning of Year or Period	-	165,056	34,443	-
End of Year or Period	$143,798	$208,820	$165,056	$17,128

	PIMCO CommodityRealReturn Strategy - Advisor Class (2)	PIMCO Global Multi-Asset - Advisor Class		Van Eck VIP Global Hard Assets Class S (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7)	$22,154	$51,638	($299)
Realized loss on investments	(280)	(2,407)	(9,241)	(3,982)
Change in net unrealized appreciation (depreciation) on investments	(162)	(228,759)	144,314	(5,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	(449)	(209,012)	186,711	(9,738)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	3,009	14,085	-
Transfers between variable and fixed accounts, net	1,254	(102,861)	205,988	100,776
Contract charges and deductions	(2)	(3,408)	(177,429)	(36)
Surrenders	-	(141,585)	(204,666)	(865)
Other	-	(2)	83	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,252	(244,847)	(161,939)	99,871
NET INCREASE (DECREASE) IN NET ASSETS	803	(453,859)	24,772	90,133
NET ASSETS
Beginning of Year or Period	-	2,607,332	2,582,560	-
End of Year or Period	$803	$2,153,473	$2,607,332	$90,133

(1) Unaudited.

(2) Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

    A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Cash Management
01/01/2013 - 06/30/2013 (Unaudited)	$15.34	1,234,815	$18,938,056	0.00%	1.25%	(0.61%)
2012 (5)	15.43	1,002,282	15,466,280	0.00%	1.25%	(1.25%)
2011	15.63	1,304,507	20,383,844	0.00%	1.25%	(1.24%)
2010	15.82	1,605,133	25,396,084	0.01%	1.25%	(1.29%)
2009	16.03	1,798,904	28,835,154	0.23%	1.25%	(1.07%)
2008	16.20	3,663,027	59,353,275	2.15%	1.25%	1.09%
Diversified Bond
01/01/2013 - 06/30/2013 (Unaudited)	$12.45	180,747	$2,250,057	0.00%	1.25%	(2.83%)
2012	12.81	212,545	2,723,005	2.66%	1.25%	7.02%
2011	11.97	304,295	3,642,786	6.64%	1.25%	4.63%
2010	11.44	3,686,019	42,174,409	3.08%	1.25%	6.70%
2009	10.72	3,157,660	33,859,752	3.55%	1.25%	12.72%
2008	9.51	3,278,293	31,187,066	3.72%	1.25%	(8.95%)
Floating Rate Income (6)
06/26/2013 - 06/30/2013 (Unaudited)	$9.88	14,487	$143,084	0.00%	1.25%	0.03%
Floating Rate Loan
01/01/2013 - 06/30/2013 (Unaudited)	$9.70	249,788	$2,421,810	0.00%	1.25%	1.50%
2012	9.55	248,885	2,377,439	4.97%	1.25%	6.75%
2011	8.95	359,882	3,220,301	14.14%	1.25%	1.23%
2010	8.84	1,922,479	16,992,984	4.75%	1.25%	5.94%
2009	8.34	1,930,879	16,110,114	4.68%	1.25%	22.76%
2008	6.80	1,721,223	11,697,869	6.85%	1.25%	(30.16%)
High Yield Bond
01/01/2013 - 06/30/2013 (Unaudited)	$41.50	638,807	$26,513,306	0.00%	1.25%	(0.01%)
2012	41.51	712,270	29,565,434	6.75%	1.25%	13.86%
2011	36.46	735,377	26,808,303	10.35%	1.25%	2.14%
2010	35.69	1,235,013	44,081,453	7.60%	1.25%	13.10%
2009	31.56	1,498,986	47,305,416	8.04%	1.25%	38.14%
2008	22.85	1,378,858	31,500,916	8.04%	1.25%	(23.17%)
Inflation Managed
01/01/2013 - 06/30/2013 (Unaudited)	$36.97	769,236	$28,439,143	0.00%	1.25%	(8.44%)
2012	40.38	834,406	33,693,844	2.29%	1.25%	8.50%
2011	37.22	930,089	34,615,529	4.20%	1.25%	10.47%
2010	33.69	2,637,433	88,857,498	1.98%	1.25%	7.43%
2009	31.36	2,894,117	90,764,171	3.98%	1.25%	19.30%
2008	26.29	3,358,151	88,278,356	2.70%	1.25%	(10.47%)
Inflation Protected
01/01/2013 - 06/30/2013 (Unaudited)	$10.24	27,589	$282,617	0.00%	1.25%	(8.29%)
2012	11.17	21,028	234,860	0.28%	1.25%	4.20%
06/28/2011 - 12/31/2011	10.72	46,129	494,462	4.03%	1.25%	6.78%
Managed Bond
01/01/2013 - 06/30/2013 (Unaudited)	$39.76	1,719,851	$68,375,092	0.00%	1.25%	(3.84%)
2012	41.34	1,851,232	76,533,958	4.98%	1.25%	9.34%
2011	37.81	2,155,475	81,497,092	4.47%	1.25%	2.55%
2010	36.87	4,234,652	156,120,903	3.55%	1.25%	7.61%
2009	34.26	4,069,186	139,414,784	6.63%	1.25%	19.51%
2008	28.67	4,580,948	131,330,181	4.17%	1.25%	(2.93%)
Short Duration Bond
01/01/2013 - 06/30/2013 (Unaudited)	$11.01	422,508	$4,649,864	0.00%	1.25%	(1.03%)
2012	11.12	390,496	4,342,286	0.76%	1.25%	1.91%
2011	10.91	449,655	4,906,595	1.73%	1.25%	(0.38%)
2010	10.95	2,525,202	27,658,912	1.48%	1.25%	2.12%
2009	10.73	2,392,610	25,662,985	2.93%	1.25%	7.31%
2008	10.00	2,810,122	28,088,536	3.60%	1.25%	(6.27%)
Emerging Markets Debt
01/01/2013 - 06/30/2013 (Unaudited)	$10.10	26,776	$270,530	0.00%	1.25%	(7.88%)
05/15/2012 - 12/31/2012	10.97	7,276	79,797	7.59%	1.25%	11.57%
American Funds Growth
01/01/2013 - 06/30/2013 (Unaudited)	$15.00	474,013	$7,109,228	0.00%	1.25%	9.31%
2012	13.72	516,622	7,088,250	0.16%	1.25%	15.99%
2011	11.83	668,236	7,904,584	0.13%	1.25%	(5.84%)
2010 (5)	12.56	1,574,473	19,779,551	0.00%	1.25%	16.79%
2009	10.76	1,953,330	21,010,534	0.11%	1.25%	37.14%
2008	7.84	3,215,702	25,221,671	0.56%	1.25%	(44.88%)

See Notes to Financial Statements	See explanation of references on page F-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
American Funds Growth-Income
01/01/2013 - 06/30/2013 (Unaudited)	$13.67	636,344	$8,700,975	0.00%	1.25%	10.85%
2012	12.34	657,753	8,113,568	1.08%	1.25%	15.61%
2011	10.67	764,776	8,160,179	0.53%	1.25%	(3.45%)
2010 (5)	11.05	2,193,802	24,244,117	0.00%	1.25%	9.65%
2009	10.08	2,722,673	27,441,185	1.18%	1.25%	29.11%
2008	7.81	3,136,495	24,483,770	1.18%	1.25%	(38.85%)
Comstock
01/01/2013 - 06/30/2013 (Unaudited)	$13.55	428,635	$5,808,797	0.00%	1.25%	16.55%
2012	11.63	463,668	5,391,400	1.97%	1.25%	17.07%
2011	9.93	469,998	4,668,281	2.75%	1.25%	(3.32%)
2010	10.27	3,093,025	31,776,612	1.23%	1.25%	13.99%
2009	9.01	3,551,562	32,009,797	1.41%	1.25%	27.08%
2008	7.09	3,635,891	25,787,383	1.79%	1.25%	(37.58%)
Dividend Growth
01/01/2013 - 06/30/2013 (Unaudited)	$14.48	554,570	$8,030,213	0.00%	1.25%	12.74%
2012	12.84	610,856	7,845,999	1.61%	1.25%	13.13%
2011	11.35	707,240	8,030,009	2.05%	1.25%	1.99%
2010	11.13	1,858,339	20,687,941	1.03%	1.25%	9.40%
2009	10.18	1,309,439	13,325,042	1.39%	1.25%	30.76%
2008	7.78	2,384,303	18,555,955	0.94%	1.25%	(39.83%)
Equity Index
01/01/2013 - 06/30/2013 (Unaudited)	$48.55	1,209,725	$58,736,638	0.00%	1.25%	13.01%
2012	42.97	1,256,079	53,967,929	2.29%	1.25%	14.33%
2011	37.58	1,423,314	53,489,489	2.35%	1.25%	0.56%
2010	37.37	2,287,042	85,469,973	1.82%	1.25%	13.38%
2009	32.96	3,139,035	103,465,005	1.78%	1.25%	24.79%
2008	26.41	2,916,584	77,034,251	1.83%	1.25%	(38.13%)
Focused 30
01/01/2013 - 06/30/2013 (Unaudited)	$13.93	304,658	$4,244,703	0.00%	1.25%	7.30%
2012	12.99	331,909	4,309,865	0.00%	1.25%	21.67%
2011	10.67	363,025	3,874,223	0.00%	1.25%	(10.82%)
2010	11.97	545,899	6,532,376	0.00%	1.25%	8.98%
2009	10.98	929,056	10,201,671	0.00%	1.25%	48.56%
2008	7.39	1,498,953	11,079,086	0.05%	1.25%	(50.76%)
Growth
01/01/2013 - 06/30/2013 (Unaudited)	$43.07	1,395,393	$60,106,423	0.00%	1.25%	8.44%
2012	39.72	1,517,528	60,279,707	0.87%	1.25%	16.77%
2011	34.02	1,726,137	58,721,370	0.94%	1.25%	(7.22%)
2010	36.67	2,369,940	86,901,471	1.08%	1.25%	9.86%
2009	33.38	2,733,071	91,223,474	1.06%	1.25%	35.58%
2008	24.62	3,139,764	77,296,297	0.48%	1.25%	(41.69%)
Large-Cap Growth
01/01/2013 - 06/30/2013 (Unaudited)	$8.64	512,585	$4,426,364	0.00%	1.25%	10.58%
2012	7.81	638,639	4,987,087	0.00%	1.25%	16.76%
2011	6.69	495,705	3,315,272	0.00%	1.25%	(0.19%)
2010	6.70	2,856,504	19,139,717	0.00%	1.25%	13.11%
2009	5.92	3,284,127	19,455,329	0.07%	1.25%	38.75%
2008	4.27	2,072,705	8,849,310	0.00%	1.25%	(51.09%)
Large-Cap Value
01/01/2013 - 06/30/2013 (Unaudited)	$18.28	844,562	$15,439,812	0.00%	1.25%	14.70%
2012	15.94	866,337	13,807,894	1.91%	1.25%	14.95%
2011	13.86	983,820	13,640,446	3.36%	1.25%	3.42%
2010	13.41	3,814,488	51,138,304	1.49%	1.25%	7.73%
2009	12.44	4,475,859	55,701,254	2.07%	1.25%	21.60%
2008	10.23	4,201,223	42,995,694	1.63%	1.25%	(35.61%)
Long/Short Large-Cap
01/01/2013 - 06/30/2013 (Unaudited)	$11.69	124,048	$1,449,532	0.00%	1.25%	13.98%
2012	10.25	94,598	969,827	0.67%	1.25%	16.62%
2011	8.79	135,336	1,189,768	1.31%	1.25%	(3.81%)
2010	9.14	2,344,045	21,423,569	0.83%	1.25%	10.83%
2009	8.25	2,434,755	20,077,823	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,695,846	11,100,938	0.88%	1.25%	(34.54%)

See Notes to Financial Statements	See explanation of references on page F-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Main Street Core
01/01/2013 - 06/30/2013 (Unaudited)	$41.24	1,710,520	$70,533,648	0.00%	1.25%	10.62%
2012	37.28	1,825,641	68,055,589	1.01%	1.25%	15.56%
2011	32.26	2,052,310	66,202,453	1.08%	1.25%	(0.77%)
2010	32.51	2,799,029	90,989,994	1.04%	1.25%	14.70%
2009	28.34	2,281,914	64,672,468	1.44%	1.25%	27.75%
2008	22.19	2,955,344	65,564,339	1.26%	1.25%	(39.63%)
Mid-Cap Equity
01/01/2013 - 06/30/2013 (Unaudited)	$25.65	551,419	$14,142,404	0.00%	1.25%	13.45%
2012	22.61	598,737	13,535,110	0.65%	1.25%	6.01%
2011	21.32	699,961	14,926,065	0.53%	1.25%	(6.57%)
2010	22.82	1,758,352	40,131,438	0.92%	1.25%	21.96%
2009	18.71	2,171,221	40,631,358	0.98%	1.25%	37.92%
2008	13.57	3,968,767	53,850,597	1.45%	1.25%	(39.76%)
Mid-Cap Growth
01/01/2013 - 06/30/2013 (Unaudited)	$11.50	623,391	$7,166,050	0.00%	1.25%	14.14%
2012	10.07	722,400	7,275,748	0.38%	1.25%	6.15%
2011	9.49	959,104	9,099,661	0.00%	1.25%	(8.95%)
2010	10.42	2,431,397	25,336,155	0.19%	1.25%	31.66%
2009	7.91	2,714,633	21,485,026	0.35%	1.25%	57.35%
2008	5.03	2,455,481	12,350,787	0.10%	1.25%	(49.00%)
Mid-Cap Value
01/01/2013 - 06/30/2013 (Unaudited)	$19.14	106,366	$2,035,890	0.00%	1.25%	15.68%
2012	16.55	62,383	1,032,187	1.36%	1.25%	13.06%
2011	14.63	48,038	703,010	4.98%	1.25%	(6.86%)
2010	15.71	1,054,128	16,562,010	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,251,900	16,432,926	1.00%	1.25%	31.26%
Small-Cap Equity
01/01/2013 - 06/30/2013 (Unaudited)	$19.24	65,978	$1,269,632	0.00%	1.25%	12.70%
2012	17.07	63,526	1,084,656	1.43%	1.25%	14.48%
2011	14.91	91,484	1,364,385	1.24%	1.25%	(4.58%)
2010	15.63	866,847	13,548,201	0.73%	1.25%	18.62%
2009	13.18	792,321	10,439,659	0.69%	1.25%	28.60%
2008	10.25	954,808	9,782,862	0.56%	1.25%	(27.03%)
Small-Cap Growth
01/01/2013 - 06/30/2013 (Unaudited)	$15.37	525,876	$8,082,165	0.00%	1.25%	13.52%
2012	13.54	581,838	7,876,974	0.08%	1.25%	11.46%
2011	12.15	710,221	8,626,275	0.00%	1.25%	(4.30%)
2010	12.69	1,333,115	16,918,868	0.00%	1.25%	24.45%
2009	10.20	1,608,775	16,406,069	0.00%	1.25%	45.61%
2008	7.00	1,997,598	13,990,487	0.00%	1.25%	(47.77%)
Small-Cap Index
01/01/2013 - 06/30/2013 (Unaudited)	$21.60	603,223	$13,030,669	0.00%	1.25%	14.91%
2012	18.80	632,785	11,895,700	1.01%	1.25%	14.69%
2011	16.39	727,543	11,925,516	0.54%	1.25%	(5.69%)
2010	17.38	956,268	16,621,056	0.87%	1.25%	24.85%
2009	13.92	1,057,562	14,722,923	1.14%	1.25%	26.60%
2008	11.00	1,322,595	14,544,121	1.58%	1.25%	(35.84%)
Small-Cap Value
01/01/2013 - 06/30/2013 (Unaudited)	$28.61	207,703	$5,942,189	0.00%	1.25%	12.01%
2012	25.54	213,076	5,442,185	1.91%	1.25%	9.71%
2011	23.28	258,499	6,018,034	1.54%	1.25%	1.04%
2010	23.04	621,102	14,311,187	2.08%	1.25%	23.78%
2009	18.61	693,576	12,910,736	2.41%	1.25%	25.60%
2008	14.82	838,316	12,424,480	2.41%	1.25%	(29.12%)
Health Sciences
01/01/2013 - 06/30/2013 (Unaudited)	$24.14	413,123	$9,973,608	0.00%	1.25%	25.19%
2012	19.28	359,843	6,939,238	0.00%	1.25%	24.12%
2011	15.54	357,009	5,546,915	0.00%	1.25%	10.55%
2010	14.05	369,573	5,194,074	0.00%	1.25%	21.81%
2009	11.54	317,079	3,658,365	0.12%	1.25%	25.65%
2008	9.18	363,465	3,337,595	0.96%	1.25%	(29.06%)
Real Estate
01/01/2013 - 06/30/2013 (Unaudited)	$40.88	225,448	$9,216,682	0.00%	1.25%	3.94%
2012	39.33	219,620	8,638,332	1.13%	1.25%	14.76%
2011	34.27	246,289	8,441,163	0.00%	1.25%	4.81%
2010	32.70	462,474	15,123,360	1.32%	1.25%	28.92%
2009	25.36	568,251	14,413,581	2.06%	1.25%	30.63%
2008	19.42	650,259	12,626,429	3.20%	1.25%	(40.74%)

See Notes to Financial Statements	See explanation of references on page F-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Technology
01/01/2013 - 06/30/2013 (Unaudited)	$6.40	247,533	$1,584,452	0.00%	1.25%	6.17%
2012	6.03	317,059	1,911,521	0.00%	1.25%	5.80%
2011	5.70	364,427	2,076,604	0.00%	1.25%	(6.08%)
2010	6.07	574,639	3,486,400	0.00%	1.25%	20.00%
2009	5.06	718,684	3,633,723	0.00%	1.25%	50.68%
2008	3.36	451,193	1,514,016	0.11%	1.25%	(52.24%)
Emerging Markets
01/01/2013 - 06/30/2013 (Unaudited)	$30.68	515,647	$15,820,117	0.00%	1.25%	(4.41%)
2012	32.10	613,911	19,704,007	0.75%	1.25%	20.01%
2011	26.74	642,901	17,193,756	1.75%	1.25%	(18.98%)
2010	33.01	1,343,082	44,336,387	1.10%	1.25%	25.44%
2009	26.32	1,586,387	41,746,577	0.88%	1.25%	82.50%
2008	14.42	1,943,063	28,017,809	1.42%	1.25%	(48.34%)
International Large-Cap
01/01/2013 - 06/30/2013 (Unaudited)	$11.52	952,773	$10,974,043	0.00%	1.25%	0.90%
2012	11.41	1,113,642	12,711,919	1.51%	1.25%	21.01%
2011	9.43	1,266,553	11,947,484	3.15%	1.25%	(11.23%)
2010	10.63	3,981,627	42,311,463	1.07%	1.25%	9.01%
2009	9.75	4,715,557	45,970,234	1.53%	1.25%	31.95%
2008	7.39	6,009,876	44,401,090	2.00%	1.25%	(36.16%)
International Small-Cap
01/01/2013 - 06/30/2013 (Unaudited)	$9.24	106,049	$979,871	0.00%	1.25%	5.33%
2012	8.77	160,574	1,408,567	3.62%	1.25%	17.95%
2011	7.44	125,270	931,632	6.23%	1.25%	(13.35%)
2010	8.58	1,510,280	12,963,051	2.59%	1.25%	23.31%
2009	6.96	1,681,809	11,706,762	1.38%	1.25%	28.66%
2008	5.41	1,758,815	9,515,505	1.99%	1.25%	(48.49%)
International Value
01/01/2013 - 06/30/2013 (Unaudited)	$16.21	1,990,964	$32,280,383	0.00%	1.25%	1.78%
2012	15.93	2,135,574	34,018,696	3.36%	1.25%	16.35%
2011	13.69	2,383,394	32,630,746	7.68%	1.25%	(13.99%)
2010	15.92	3,749,310	59,678,140	2.61%	1.25%	1.31%
2009	15.71	4,493,350	70,594,800	2.09%	1.25%	26.41%
2008	12.43	5,942,024	73,849,548	2.66%	1.25%	(48.43%)
Currency Strategies
01/01/2013 - 06/30/2013 (Unaudited)	$10.77	2,183	$23,508	0.00%	1.25%	9.24%
11/08/2012 - 12/31/2012	9.86	311	3,063	0.00%	1.25%	0.96%
Global Absolute Return
01/01/2013 - 06/30/2013 (Unaudited)	$9.90	19,074	$188,884	0.00%	1.25%	(0.47%)
12/14/2012 - 12/31/2012	9.95	841	8,366	0.00%	1.25%	0.52%
Precious Metals
01/01/2013 - 06/30/2013 (Unaudited)	$4.58	1,620	$7,416	0.00%	1.25%	(46.46%)
11/08/2012 - 12/31/2012	8.55	756	6,464	0.00%	1.25%	(10.68%)
American Funds Asset Allocation
01/01/2013 - 06/30/2013 (Unaudited)	$17.69	427,412	$7,562,541	0.00%	1.25%	9.39%
2012	16.18	170,975	2,765,600	2.00%	1.25%	14.27%
2011	14.15	89,909	1,272,656	3.18%	1.25%	(0.33%)
2010	14.20	89,750	1,274,548	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71,185	913,637	2.64%	1.25%	25.86%
Pacific Dynamix - Conservative Growth
01/01/2013 - 06/30/2013 (Unaudited)	$13.80	50,360	$695,200	0.00%	1.25%	1.85%
2012	13.55	66,290	898,444	1.45%	1.25%	8.06%
2011	12.54	76,388	958,115	2.57%	1.25%	1.64%
2010	12.34	77,191	952,544	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	32,676	370,226	4.97%	1.25%	12.67%
Pacific Dynamix - Moderate Growth
01/01/2013 - 06/30/2013 (Unaudited)	$14.93	218,294	$3,259,397	0.00%	1.25%	4.01%
2012	14.36	197,044	2,828,709	1.29%	1.25%	10.35%
2011	13.01	201,839	2,625,781	2.66%	1.25%	(0.77%)
2010	13.11	145,899	1,912,718	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46,388	550,183	4.63%	1.25%	7.39%
Pacific Dynamix - Growth
01/01/2013 - 06/30/2013 (Unaudited)	$16.04	197,722	$3,171,577	0.00%	1.25%	6.27%
2012	15.09	201,445	3,040,731	1.51%	1.25%	12.34%
2011	13.44	181,455	2,438,039	1.80%	1.25%	(3.06%)
2010	13.86	118,153	1,637,677	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27,389	337,729	1.32%	1.25%	20.04%

See Notes to Financial Statements	See explanation of references on page F-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Variable Accounts For Each Year or Period	At the End of Each Year or Period
	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
Portfolio Optimization Conservative
01/01/2013 - 06/30/2013 (Unaudited)	$10.64	4,370,989	$46,508,119	0.00%	1.25%	(0.82%	)
2012	10.73	4,776,681	51,245,429	2.29%	1.25%	8.74%
05/05/2011 - 12/31/2011	9.87	5,675,987	55,997,382	1.66%	1.25%	(0.92%	)
Portfolio Optimization Moderate-Conservative
01/01/2013 - 06/30/2013 (Unaudited)	$10.70	5,908,393	$63,202,796	0.00%	1.25%	1.11%
2012	10.58	6,295,721	66,607,864	2.23%	1.25%	10.26%
05/03/2011 - 12/31/2011	9.60	6,744,174	64,710,347	1.42%	1.25%	(3.85%	)
Portfolio Optimization Moderate
01/01/2013 - 06/30/2013 (Unaudited)	$10.73	16,484,067	$176,792,125	0.00%	1.25%	3.15%
2012	10.40	17,108,972	177,889,202	1.96%	1.25%	11.54%
05/03/2011 - 12/31/2011	9.32	18,669,940	174,038,828	1.28%	1.25%	(6.46%	)
Portfolio Optimization Growth
01/01/2013 - 06/30/2013 (Unaudited)	$10.71	10,739,340	$115,058,719	0.00%	1.25%	4.96%
2012	10.21	11,293,959	115,279,322	1.65%	1.25%	12.60%
05/12/2011 - 12/31/2011	9.06	12,996,189	117,809,128	1.00%	1.25%	(8.24%	)
Portfolio Optimization Aggressive-Growth
01/01/2013 - 06/30/2013 (Unaudited)	$10.63	4,181,658	$44,443,008	0.00%	1.25%	6.33%
2012	10.00	4,500,011	44,980,538	1.33%	1.25%	13.74%
06/24/2011 - 12/31/2011	8.79	5,335,357	46,889,899	0.85%	1.25%	(5.93%	)
Invesco V.I. Balanced-Risk Allocation Series II
01/01/2013 - 06/30/2013 (Unaudited)	$15.57	288,295	$4,488,875	0.00%	1.25%	(4.33%	)
2012	16.27	483,083	7,862,040	0.80%	1.25%	9.26%
2011	14.90	421,863	6,283,686	0.06%	1.25%	9.24%
2010	13.63	19,477	265,562	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17,071	215,595	4.54%	1.25%	25.09%
AllianceBernstein VPS Balanced Wealth Strategy Class B
01/01/2013 - 06/30/2013 (Unaudited)	$10.61	175,310	$1,860,684	0.00%	1.25%	4.52%
2012	10.15	186,593	1,894,794	1.89%	1.25%	11.96%
2011	9.07	199,208	1,806,737	2.43%	1.25%	(4.26%	)
2010	9.47	280,558	2,657,718	2.57%	1.25%	8.93%
2009	8.70	298,482	2,595,777	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	209,573	1,482,909	2.66%	1.25%	(29.69%	)
American Century VP Mid Cap Value Class II (6)
03/12/2013 - 06/30/2013	$11.22	22,903	$256,971	3.31%	1.25%	4.66%
BlackRock Global Allocation V.I. Class III
01/01/2013 - 06/30/2013 (Unaudited)	$10.97	1,587,848	$17,424,318	0.00%	1.25%	3.69%
2012	10.58	1,723,178	18,237,147	1.42%	1.25%	8.60%
2011	9.75	1,889,691	18,416,074	2.29%	1.25%	(4.83%	)
2010	10.24	1,899,483	19,451,951	1.14%	1.25%	8.40%
2009	9.45	1,853,531	17,510,800	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	834,774	6,604,129	2.40%	1.25%	(20.89%	)
Fidelity VIP Contrafund Service Class 2 (6)
01/04/2013 - 06/30/2013 (Unaudited)	$10.77	30,612	$329,697	0.00%	1.25%	7.51%
Fidelity VIP FundsManager 60% Service Class 2
01/01/2013 - 06/30/2013 (Unaudited)	$10.76	7,424	$79,872	0.01%	1.25%	5.21%
05/02/2012 - 12/31/2012	10.23	3,876	39,638	1.91%	1.25%	2.26%
First Trust/Dow Jones Dividend & Income Allocation
01/01/2013 - 06/30/2013 (Unaudited)	$10.75	5,010	$53,842	0.00%	1.25%	3.82%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04%	)
Franklin Rising Dividends Securities Class 2 (6)
02/14/2013 - 06/30/2013 (Unaudited)	$11.01	40,262	$443,228	7.49%	1.25%	5.11%
Franklin Templeton VIP Founding Funds Allocation Class 4
01/01/2013 - 06/30/2013 (Unaudited)	$11.00	163,625	$1,800,086	See Note (7)	1.25%	7.76%
2012	10.21	159,856	1,631,934	2.72%	1.25%	13.74%
2011	8.98	165,274	1,483,459	0.02%	1.25%	(2.89%	)
2010	9.24	195,736	1,809,180	2.14%	1.25%	8.87%
2009	8.49	199,163	1,690,857	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109,324	722,576	3.04%	1.25%	(34.26%	)
Mutual Global Discovery Securities Class 2 (6)
02/19/2013 - 06/30/2013 (Unaudited)	$10.93	29,888	$326,593	0.00%	1.25%	3.98%
Templeton Global Bond Securities Class 2 (6)
01/22/2013 - 06/30/2013 (Unaudited)	$9.72	39,506	$384,027	See Note (8)	1.25%	(2.92%	)

See Notes to Financial Statements	See explanation of references on page F-25

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding (1)	Net Assets (1)	Investment Income Ratio (2)	Expense Ratio (3)	Total Return (4)
GE Investments Total Return Class 3
01/01/2013 - 06/30/2013 (Unaudited)	$14.89	61,214	$911,496	0.00%	1.25%	3.76%
2012	14.35	62,075	890,867	1.35%	1.25%	10.85%
2011	12.95	94,640	1,225,235	1.59%	1.25%	(4.30%)
2010	13.53	78,316	1,059,448	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	20,734	259,693	3.64%	1.25%	28.72%
Janus Aspen Series Balanced Service Shares (6)
04/12/2013 - 06/30/2013 (Unaudited)	$10.61	60,027	$637,003	See Note (9)	1.25%	0.32%
Lord Abbett Bond Debenture Class VC (6)
02/07/2013 - 06/30/2013 (Unaudited)	$10.09	14,258	$143,798	0.00%	1.25%	0.00%
MFS Total Return Series - Service Class
01/01/2013 - 06/30/2013 (Unaudited)	$11.21	18,626	$208,820	0.00%	1.25%	7.57%
2012	10.42	15,837	165,056	3.50%	1.25%	9.55%
05/09/2011 - 12/31/2011	9.51	3,620	34,443	3.66%	1.25%	(4.45%)
MFS Utilities Series - Service Class (6)
02/04/2013 - 06/30/2013 (Unaudited)	$10.70	1,601	$17,128	0.00%	1.25%	5.40%
PIMCO CommodityRealReturn Strategy - Advisor Class (6)
02/05/2013 - 06/30/2013 (Unaudited)	$8.37	96	$803	0.82%	1.25%	(18.46%)
PIMCO Global Multi-Asset - Advisor Class
01/01/2013 - 06/30/2013 (Unaudited)	$10.19	211,272	$2,153,473	3.08%	1.25%	(8.78%)
2012	11.17	233,329	2,607,332	3.22%	1.25%	7.42%
2011	10.40	248,260	2,582,560	1.86%	1.25%	(3.02%)
05/12/2010 - 12/31/2010	10.73	143,217	1,536,177	5.78%	1.25%	9.10%
Van Eck VIP Global Hard Assets Class S (6)
01/22/2013 - 06/30/2013 (Unaudited)	$9.22	9,779	$90,133	0.07%	1.25%	(9.76%)

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invested in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invested. Such distributions had no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Investment income ratio represents less than 0.005%.
(6)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).
(7)	The Franklin Templeton VIP Founding Funds Allocation Class 4 Variable Account received its annual distribution. The annualized investment income ratio was 22.08%. Prior to annualization, the ratio was 10.95%.
(8)	Subsequent to commencement of operations on January 22, 2013, the Templeton Global Bond Securities Class 2 Variable Account received its annual distribution. The annualized investment income ratio was 17.70%. Prior to annualization, the ratio was 7.71%.
(9)	Subsequent to commencement of operations on April 12, 2013, the Janus Aspen Series Balanced Service Shares Variable Account received its annual distribution. The annualized investment income ratio was 12.68%. Prior to annualization, the ratio was 2.67%.

        See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

    The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2013 is comprised of sixty-seven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and Van Eck VIP Trust (collectively, the “Funds”). Sixty-six of the sixty-seven Variable Accounts are presented in the Schedule of Investments in Section E of this brochure. The Value Advantage Portfolio Variable Account (see below) had no investment as of June 30, 2013 and therefore is not presented in the Schedule of Investments.

    Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

    The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) twelve new Variable Accounts, all of which except the Value Advantage Variable Account commenced operations during 2013:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Floating Rate Income	June 26, 2013	Janus Aspen Series Balanced Service Shares	April 12, 2013
American Century VP Mid Cap Value Class II	March 12, 2013	Lord Abbett Bond Debenture Class VC	February 7, 2013
Fidelity VIP Contrafund Service Class 2	January 4, 2013	MFS Utilities Series - Service Class	February 4, 2013
Franklin Rising Dividends Securities Class 2	February 14, 2013	PIMCO CommodityRealReturn Strategy -Advisor Class	February 5, 2013
Mutual Global Discovery Securities Class 2	February 19, 2013	Van Eck VIP Global Hard Assets Class S	January 22, 2013
Templeton Global Bond Securities Class 2	January 22, 2013

    The Growth Variable Account and Growth Portfolio were formerly named Growth LT Variable Account and Growth LT Portfolio, respectively.

    Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

    The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

    The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

    Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

    The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

    All dividends and capital gains distributions, if any, received from the Portfolios of the Funds are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Currently each of the Portfolios in the Pacific Select Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of Pacific Select Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition,

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions will be received from any Portfolios in Pacific Select Fund and recorded by the applicable Variable Accounts in the Statements of Operations after December 31, 2012.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the period ended June 30, 2013, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.03% to 0.95% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2013, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
Cash Management	$6,375,456	$2,903,525	Long/Short Large-Cap	$481,038	$155,382
Diversified Bond	181,897	601,787	Main Street Core	26,126	5,095,258
Floating Rate Income (1)	143,047	5	Mid-Cap Equity	226,892	1,471,624
Floating Rate Loan	864,761	858,980	Mid-Cap Growth	137,396	1,261,815
High Yield Bond	1,540,633	4,821,404	Mid-Cap Value	1,375,326	577,388
Inflation Managed	225,069	2,992,256	Small-Cap Equity	560,650	517,422
Inflation Protected	107,659	35,721	Small-Cap Growth	111,273	984,554
Managed Bond	733,834	6,593,749	Small-Cap Index	995,675	1,690,942
Short Duration Bond	831,229	503,545	Small-Cap Value	803,916	974,644
Emerging Markets Debt	219,876	8,038	Health Sciences	2,342,021	1,283,405
American Funds Growth	260,886	924,295	Real Estate	884,711	701,191
American Funds Growth-Income	352,422	687,663	Technology	71,649	518,178
Comstock	838,324	1,342,469	Emerging Markets	415,962	3,719,174
Dividend Growth	396,415	1,238,079	International Large-Cap	96,767	2,055,652
Equity Index	1,552,463	4,081,671	International Small-Cap	127,867	668,180
Focused 30	582,604	979,894	International Value	273,892	2,883,980
Growth	176,676	5,713,547	Currency Strategies	19,326	253
Large-Cap Growth	170,150	1,270,857	Global Absolute Return	184,748	1,528
Large-Cap Value	884,836	1,389,331	Precious Metals	27,219	16,309

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales
American Funds Asset Allocation	$4,656,237	$231,073	First Trust/Dow Jones Dividend & Income Allocation	$32,652	$4,751
Pacific Dynamix - Conservative Growth	10,627	239,771	Franklin Rising Dividends Securities Class 2 (1)	444,733	2,883
Pacific Dynamix - Moderate Growth	439,588	140,617	Franklin Templeton VIP Founding Funds
Pacific Dynamix - Growth	307,640	386,999	Allocation Class 4	724,616	187,272
Portfolio Optimization Conservative	1,159,540	5,852,176	Mutual Global Discovery Securities Class 2 (1)	317,152	4,035
Portfolio Optimization Moderate-Conservative	2,100,990	6,730,966	Templeton Global Bond Securities Class 2 (1)	517,493	94,050
Portfolio Optimization Moderate	3,259,681	11,180,153	GE Investments Total Return Class 3	25,462	44,690
Portfolio Optimization Growth	1,463,702	8,106,766	Janus Aspen Series Balanced Service Shares (1)	683,940	585
Portfolio Optimization Aggressive-Growth	209,142	3,867,310	Lord Abbett Bond Debenture Class VC (1)	266,221	124,131
Invesco V.I. Balanced-Risk Allocation Series II	556,351	3,692,868	MFS Total Return Series - Service Class	64,668	33,712
AllianceBernstein VPS Balanced Wealth Strategy Class B	7,827	138,752	MFS Utilities Series - Service Class (1)	23,216	5,917
American Century VP Mid Cap Value Class II (1)	253,969	456	PIMCO CommodityRealReturn Strategy - Advisor Class (1)	14,266	13,021
BlackRock Global Allocation V.I. Class III	417,551	2,034,249	PIMCO Global Multi-Asset - Advisor Class	172,001	394,692
Fidelity VIP Contrafund Service Class 2 (1)	324,747	1,021	Van Eck VIP Global Hard Assets Class S (1)	295,701	196,050
Fidelity VIP FundsManager 60% Service Class 2	45,026	6,328

(1)	Operations commenced during 2013 (See Note 1).

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings
Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2013, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2013 and for the year or period ended December 31, 2012 were as follows:

	2013			2012
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	443,712	(211,179)	232,533	744,503	(1,046,728)	(302,225)
Diversified Bond	17,045	(48,843)	(31,798)	91,357	(183,107)	(91,750)
Floating Rate Income (1)	14,487	-	14,487
Floating Rate Loan	93,244	(92,341)	903	32,992	(143,989)	(110,997)
High Yield Bond	53,012	(126,475)	(73,463)	180,969	(204,076)	(23,107)
Inflation Managed	21,826	(86,996)	(65,170)	126,471	(222,154)	(95,683)
Inflation Protected	9,886	(3,325)	6,561	55,764	(80,865)	(25,101)
Managed Bond	49,175	(180,556)	(131,381)	146,526	(450,769)	(304,243)
Short Duration Bond	82,794	(50,782)	32,012	89,417	(148,576)	(59,159)
Emerging Markets Debt (2)	20,174	(674)	19,500	7,342	(66)	7,276
American Funds Growth	26,111	(68,720)	(42,609)	103,748	(255,362)	(151,614)
American Funds Growth-Income	33,661	(55,070)	(21,409)	48,829	(155,852)	(107,023)
Comstock	78,531	(113,564)	(35,033)	127,126	(133,456)	(6,330)
Dividend Growth	36,053	(92,339)	(56,286)	102,812	(199,196)	(96,384)
Equity Index	46,333	(92,687)	(46,354)	59,882	(227,117)	(167,235)
Focused 30	49,882	(77,133)	(27,251)	100,694	(131,810)	(31,116)
Growth	11,374	(133,509)	(122,135)	41,844	(250,453)	(208,609)
Large-Cap Growth	36,944	(162,998)	(126,054)	387,474	(244,540)	142,934
Large-Cap Value	67,724	(89,499)	(21,775)	169,338	(286,821)	(117,483)
Long/Short Large-Cap	46,214	(16,764)	29,450	17,075	(57,813)	(40,738)
Main Street Core	14,604	(129,725)	(115,121)	55,970	(282,639)	(226,669)
Mid-Cap Equity	15,125	(62,443)	(47,318)	54,424	(155,648)	(101,224)
Mid-Cap Growth	19,855	(118,864)	(99,009)	224,929	(461,633)	(236,704)
Mid-Cap Value	78,422	(34,439)	43,983	78,505	(64,160)	14,345
Small-Cap Equity	33,729	(31,277)	2,452	27,846	(55,804)	(27,958)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth	13,345	(69,307)	(55,962)	106,564	(234,947)	(128,383)
Small-Cap Index	57,149	(86,711)	(29,562)	59,094	(153,852)	(94,758)
Small-Cap Value	32,339	(37,712)	(5,373)	33,034	(78,457)	(45,423)
Health Sciences	121,530	(68,250)	53,280	117,707	(114,873)	2,834
Real Estate	27,353	(21,525)	5,828	88,845	(115,514)	(26,669)
Technology	13,374	(82,900)	(69,526)	140,993	(188,361)	(47,368)
Emerging Markets	28,448	(126,712)	(98,264)	119,833	(148,823)	(28,990)
International Large-Cap	23,254	(184,123)	(160,869)	184,995	(337,906)	(152,911)
International Small-Cap	15,611	(70,136)	(54,525)	75,652	(40,348)	35,304
International Value	34,234	(178,844)	(144,610)	165,711	(413,531)	(247,820)
Currency Strategies (3)	1,889	(17)	1,872	311	-	311
Global Absolute Return (4)	18,356	(123)	18,233	841	-	841
Precious Metals (3)	3,737	(2,873)	864	770	(14)	756
American Funds Asset Allocation	271,451	(15,014)	256,437	170,119	(89,053)	81,066
Pacific Dynamix - Conservative Growth	863	(16,793)	(15,930)	13,524	(23,622)	(10,098)
Pacific Dynamix - Moderate Growth	29,522	(8,272)	21,250	48,557	(53,352)	(4,795)
Pacific Dynamix - Growth	20,183	(23,906)	(3,723)	30,168	(10,178)	19,990
Portfolio Optimization Conservative	143,358	(549,050)	(405,692)	681,745	(1,581,051)	(899,306)
Portfolio Optimization Moderate-Conservative	230,800	(618,128)	(387,328)	1,109,795	(1,558,248)	(448,453)
Portfolio Optimization Moderate	457,348	(1,082,253)	(624,905)	2,101,223	(3,662,191)	(1,560,968)
Portfolio Optimization Growth	237,916	(792,535)	(554,619)	388,238	(2,090,468)	(1,702,230)
Portfolio Optimization Aggressive-Growth	29,840	(348,193)	(318,353)	216,524	(1,051,870)	(835,346)
Invesco V.I. Balanced-Risk Allocation Series II	42,086	(236,874)	(194,788)	140,387	(79,167)	61,220
AllianceBernstein VPS Balanced Wealth Strategy Class B	1,690	(12,973)	(11,283)	8,844	(21,459)	(12,615)
American Century VP Mid Cap Value Class II (1)	23,006	(103)	22,903
BlackRock Global Allocation V.I. Class III	50,974	(186,304)	(135,330)	207,018	(373,531)	(166,513)
Fidelity VIP Contrafund Service Class 2 (1)	31,226	(614)	30,612
Fidelity VIP FundsManager 60% Service Class 2 (5)	4,140	(592)	3,548	4,167	(291)	3,876
First Trust/Dow Jones Dividend & Income Allocation (6)	2,969	(422)	2,547	7,291	(4,828)	2,463
Franklin Rising Dividends Securities Class 2 (1)	40,548	(286)	40,262
Franklin Templeton VIP Founding Funds Allocation Class 4	20,303	(16,534)	3,769	16,113	(21,531)	(5,418)
Mutual Global Discovery Securities Class 2 (1)	30,165	(277)	29,888
Templeton Global Bond Securities Class 2 (1)	48,830	(9,324)	39,506
GE Investments Total Return Class 3	1,796	(2,657)	(861)	5,200	(37,765)	(32,565)
Janus Aspen Series Balanced Service Shares (1)	60,034	(7)	60,027
Lord Abbett Bond Debenture Class VC (1)	26,068	(11,810)	14,258
MFS Total Return Series - Service Class	5,801	(3,012)	2,789	26,670	(14,453)	12,217
MFS Utilities Series - Service Class (1)	2,149	(548)	1,601
PIMCO CommodityRealReturn Strategy - Advisor Class (1)	1,405	(1,309)	96
PIMCO Global Multi-Asset - Advisor Class	14,948	(37,005)	(22,057)	64,961	(79,892)	(14,931)
Van Eck VIP Global Hard Assets Class S (1)	31,538	(21,759)	9,779

(1)	Operations commenced during 2013 (See Note 1).
(2)	Operations commenced on May 15, 2012.
(3)	Operations commenced on November 8, 2012.
(4)	Operations commenced on December 14, 2012.
(5)	Operations commenced on May 2, 2012.
(6)	Operations commenced on October 3, 2012.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Reports

as of June 30, 2013

• Pacific Select Fund

• Pacific Select Variable Annuity

  Separate Account of

  Pacific Life Insurance Company

Form No. 142-13A